PREPAYMENTS (Tables)	12 Months Ended
Jun. 30, 2026
PREPAYMENTS [Abstract]
Schedule of Prepayments

	2026	2025
	US$	US$
Current
Construction prepayments	731,202	2,741,220
Other prepayments	802,519	497,674
Total current prepayments	1,533,721	3,238,894

Non-current
Security deposits	559,834	438,704
Other non-current prepayments	-	459,031
Total non-current prepayments	559,834	897,735